INVENTORY - Schedule of Inventory (Details) - USD ($) $ in Thousands		Jun. 30, 2026	Dec. 31, 2025
Schedule Of Inventory Abstract
Raw materials		$ 1,179	$ 208
Work in progress		426	66
Finished goods	[1]	1,207	461
Total		$ 2,812	$ 735

[1]	As of June 30, 2026, the finished goods mainly include 4 ART 100 systems, 4 ART100 carts related to the medical technology operations, and 2 DragonFly IV Systems related to the AME operations.